Dividends - Additional information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 23, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) £ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares
Disclosure of Dividends [Line Items]
Number of shares held (in shares) | shares		0	0	0	0	0	0	0	0	0
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares		$ 4.170			$ 3.090			$ 2.310
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares		0.620			0.930			0
Potential ordinary share transactions
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares	$ 4.170
Dividends payment proposed in the announcement of the results for the year | $	$ 7,700
Potential ordinary share transactions | Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share) | $ / shares	$ 0.620
Rio Tinto plc | Final Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | (per share)			£ 2.2186		3.09	£ 1.7747		2.31	£ 1.3596		$ 1.80
Interim dividend per share (in usd per share) | (per share)		3.76	2.7084		1.55	1.1974		1.51	1.2332
Rio Tinto plc | Special Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | (per share)			0.6677		$ 0.93	0		1.8355			$ 2.43
Interim dividend per share (in usd per share) | (per share)		$ 1.85	£ 1.3326			£ 0		$ 0.61	£ 0.4982
Rio Tinto plc | Ordinary
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		101,752	101,752	101,752	258,779	258,779	258,779	852,283	852,283	852,283
Number of share excluded from interim dividend calculation (in shares) | shares		91,008	91,008	91,008	171,213	171,213	171,213	564,099	564,099	564,099
Rio Tinto plc | American depository receipts
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		27,873	27,873	27,873	28,743	28,743	28,743	37,678	37,678	37,678
Number of share excluded from interim dividend calculation (in shares) | shares		27,501	27,501	27,501	29,634	29,634	29,634	47,674	47,674	47,674
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation (in shares) | shares		45,250	45,250	45,250	98,065	98,065	98,065	628,566	628,566	628,566
Number of share excluded from interim dividend calculation (in shares) | shares		33,531	33,531	33,531	84,377	84,377	84,377	342,062	342,062	342,062
Number of shares held (in shares) | shares		995,173	995,173	995,173
Retained profits and reserves distributed as dividends | $		$ 11,006	£ 11,006	$ 11,006	$ 11,014	£ 11,014	$ 11,014	$ 8,599	£ 8,599	$ 8,599
Rio Tinto Limited | Final Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | $ / shares				$ 3.9748			$ 3.4974			$ 2.5089
Interim dividend per share (in usd per share) | $ / shares				5.0942			2.1647			2.1908
Rio Tinto Limited | Special Dividends
Disclosure of Dividends [Line Items]
Final dividend per share (in usd per share) | $ / shares				1.1963			0			3.3870
Interim dividend per share (in usd per share) | $ / shares				$ 2.5064			$ 0			$ 0.8850